FAIR VALUE MEASUREMENT - Reconciliation of recurring fair value measurements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy
Short-term investments (Note 5), January 1		¥ 2,501	¥ 2,994
Purchase/Issue	¥ 127,727		34,000
Sell / Exercise		2,501	34,614
Included in earnings			114
Included in other comprehensive loss			7
Foreign currency translation adjustment included in other comprehensive loss	(213)
Short-term investments , December 31	127,514		2,501
Warrants Liabilities, current portion (Note 14), January 1	37,903
Purchase/Issue		21,622
Sell / Exercise	37,531
Included in earnings		16,906
Foreign currency translation adjustment included in other comprehensive loss	(372)	(415)
Warrants Liabilities, current portion (Note 14), December 31		37,903
Non-current warrant Liabilities (Note 14), January 1	9,650	4,709	2,999
Purchase/Issue			2,193
Sell / Exercise	38,841	16,550
Included in earnings	29,011	23,376	(499)
Foreign currency translation adjustment included in other comprehensive loss	¥ 180	(1,885)	16
Non-current warrant Liabilities (Note 14), December 31		¥ 9,650	¥ 4,709